Basis of Presentation - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2013 ExtensionOptions	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) component $ / shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				20 years		25 years
Depreciation and amortization		$ 74,159	$ 72,827	$ 223,138	$ 202,625
Net income (loss)		50,861	(51,293)	(51,791)	53,443
Asset retirement obligation		21,300		21,300
Restatement Adjustment [Member] | Service Life [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization		7,400		21,900
Net income (loss)		$ (7,400)		$ (21,900)
Net income (loss), per unit, basic and diluted (usd per share) | $ / shares		$ (0.05)		$ (0.19)
Shuttle Tanker [Member]
Property, Plant and Equipment [Line Items]
Number of components in segment | component				2
Depreciation and amortization		$ 30,166	$ 25,362	$ 90,903	$ 80,524
Randgrid shuttle tanker [Member]
Property, Plant and Equipment [Line Items]
Operating lease arrangement period, lessor				3 years
Number of extension options | ExtensionOptions	12
Additional term of contract				1 year